PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment, net consisted of the following:

	June 30, 2020	December 31, 2019
Cost:

Buildings and land	$91,814	$91,823
Computers, software and electronic equipment	52,553	51,745
Network equipment	27,543	27,837
Office furniture and equipment	3,779	3,665
Vehicles	229	240
Leasehold improvements	3,725	3,674

	179,643	178,984
Accumulated depreciation	100,862	96,400

Depreciated cost	$78,781	$82,584